Corporate Information	12 Months Ended
Dec. 31, 2021
Corporate Information and Statement of IFRS Compliance [Abstract]
Corporate Information	Corporate Information
A. Description of the Business
TransAlta Corporation (“TransAlta” or the “Company”) was incorporated under the Canada Business Corporations Act in March 1985. The Company became a public company in December 1992. Its head office is located in Calgary, Alberta.

I. Generation Segments
During the fourth quarter of 2021, the Company realigned its current operating segments to better reflect a change in how TransAlta’s President and Chief Executive Officer (the chief operating decision maker) ("CODM") reviews financial information in order to allocate resources and assess performance. The primary changes are the elimination of the Alberta Thermal and the Centralia segments, and the reorganization of the North American Gas and Australia Gas segments into a new "Gas" segment. The Alberta Thermal facilities that have been converted to gas have been included in the Gas segment. The remaining assets previously included in Alberta Thermal, including the mining assets and those facilities not converted to gas and the remaining Centralia unit, are included in a new "Energy Transition" segment. No changes were made to the Hydro and Wind and Solar segments. This change better aligns with the Company's long-term strategy and reflects its Clean Electricity Growth Plan.

The four generation segments of the Company are as follows: Hydro, Wind and Solar, Gas, and Energy Transition. Previously, the six generation segments were as follows: Hydro, Wind and Solar, North American Gas, Australian Gas, Alberta Thermal, and Centralia. The Company directly or indirectly owns and operates hydro, wind and solar, natural- gas-fired and coal-fired facilities, related mining operations and natural gas pipeline operations in Canada, the United States (“US”) and Australia. The Wind and Solar segment includes the financial results, on a proportionate basis, of our investment in SP Skookumchuck Investment, LLC. Revenues are derived from the availability and production of electricity and steam as well as ancillary services.

Comparative segmented results for 2020 and 2019 have been restated to align with the 2021 operating segments.

II. Energy Marketing Segment
The Energy Marketing segment derives revenue and earnings from the wholesale trading of electricity and other energy-related commodities and derivatives. No change was made to the Energy Marketing segment.

Energy Marketing manages available generating capacity as well as the fuel and transmission needs of the generation segments by utilizing contracts of various durations for the forward sales of electricity and for the purchase of natural gas and transmission capacity. Energy Marketing is also responsible for recommending portfolio optimization decisions. The results of these optimization activities are included in each generation segment.

III. Corporate and Other Segment
The Corporate and Other segment includes the Company’s central finance, legal, administrative, corporate development and investor relations functions. Activities and charges directly or reasonably attributable to other segments are allocated thereto. Since 2020, the Corporate and Other segment also includes the investment in EMG International, LLC ("EMG"), a wastewater treatment processing company.

B. Basis of Preparation
These consolidated financial statements have been prepared by management in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis except for financial instruments, which are measured at fair value, as explained in the following accounting policies.

These consolidated financial statements were authorized for issue by TransAlta's Board of Directors (the "Board") on Feb. 23, 2022.

C. Basis of Consolidation
The consolidated financial statements include the accounts of the Company and the subsidiaries that it controls. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect the returns through its power over the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period and apply consistent accounting policies as the parent company.